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                                 UNITED STATES
                      SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C. 20549

                                   FORM 13F

                              Form 13F Cover Page

Report for the Calendar Year or Quarter Ended: March 31, 2012

Check here if Amendment  [_] Amendment Number:

This Amendment (Check only one.):  [_] is a restatement
                                   [_] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    BP Capital Management, L.P.
Address: 260 Preston Commons West
         8117 Preston Road
         Dallas, Texas 75225
         Form 13F File Number: 28-10378

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:    Robert L. Stillwell
Title:   Managing Director
Phone:   (214) 265-4165

Signature, Place, and Date of Signing:

          /s/ Robert L. Stillwell          Dallas, TX      May 15, 2012
          -------------------------       ---------------  -------------
                (Signature)               (City, State)       (Date)

Report Type ( Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[_] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[_] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

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                             FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:      1

Form 13F Information Table Entry Total: 20

Form 13F Information Table Value Total: 174,476 (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

No. Form 13F File Number  Name

1   28-12876              TBP Investments Management LLC

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                          FORM 13F INFORMATION TABLE

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
COLUMN 1                        COLUMN 2    COLUMN 3  COLUMN 4      COLUMN 5       COLUMN 6  COLUMN 7      COLUMN 8
--------                      ------------- --------- -------- ------------------ ---------- -------- -------------------
                                                                                                       VOTING AUTHORITY
                                TITLE OF               VALUE    SHRS OR  SH/ PUT/ INVESTMENT  OTHER   -------------------
NAME OF ISSUER                   CLASS       CUSIP    (X1000)   PRN AMT  PRN CALL DISCRETION MANAGERS SOLE  SHARED   NONE
--------------                ------------- --------- -------- --------- --- ---- ---------- -------- ---- --------- ----
BP PLC                        SPONSORED ADR 055622104  20,345    452,111 SH  N/A   DEFINED      1      0     452,111  0
CALPINE CORP                  COM NEW       131347304   4,991    290,000 SH  N/A   DEFINED      1      0     290,000  0
CANADIAN NAT RES LTD          COM           136385101   6,181    186,272 SH  N/A   DEFINED      1      0     186,272  0
CHESAPEAKE ENERGY CORP        COM           165167107  11,563    499,055 SH  N/A   DEFINED      1      0     499,055  0
DAWSON GEOPHYSICAL CO         COM           239359102   8,426    245,297 SH  N/A   DEFINED      1      0     245,297  0
DEVON ENERGY CORP NEW         COM           25179M103  13,513    190,007 SH  N/A   DEFINED      1      0     190,007  0
ENCANA CORP                   COM           292505104  18,392    936,000 SH  N/A   DEFINED      1      0     936,000  0
EXELON CORP                   COM           30161N101   4,980    127,000 SH  N/A   DEFINED      1      0     127,000  0
GASTAR EXPL LTD               COM NEW       367299203   3,772  1,261,579 SH  N/A   DEFINED      1      0   1,261,579  0
GOLAR LNG LTD BERMUDA         SHS           G9456A100   5,365    141,000 SH  N/A   DEFINED      1      0     141,000  0
HALLIBURTON CO                COM           406216101   4,199    126,522 SH  N/A   DEFINED      1      0     126,522  0
NATIONAL OILWELL VARCO INC    COM           637071101  14,262    179,462 SH  N/A   DEFINED      1      0     179,462  0
NRG ENERGY INC                COM NEW       629377508   4,779    305,000 SH  N/A   DEFINED      1      0     305,000  0
OCCIDENTAL PETE CORP DEL      COM           674599105   5,433     57,056 SH  N/A   DEFINED      1      0      57,056  0
SANDRIDGE ENERGY INC          COM           80007P307   9,250  1,181,417 SH  N/A   DEFINED      1      0   1,181,417  0
SCHLUMBERGER LTD              COM           806857108   3,560     50,913 SH  N/A   DEFINED      1      0      50,913  0
SUNCOR ENERGY INC NEW         COM           867224107   7,063    215,994 SH  N/A   DEFINED      1      0     215,994  0
TRANSOCEAN LTD                REG SHS       H8817H100  13,068    238,900 SH  N/A   DEFINED      1      0     238,900  0
VALERO ENERGY CORP NEW        COM           91913Y100   4,845    188,000 SH  N/A   DEFINED      1      0     188,000  0
WEATHERFORD INTERNATIONAL LT  REG SHS       H27013103  10,489    695,101 SH  N/A   DEFINED      1      0     695,101  0
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